UBS Asset Management (Americas) LLC
Eleven Madison Avenue	212 325 2000
New York, NY 10010-3629

March 3, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Commodity Strategy Funds
Post-Effective Amendment No. 54
Securities Act File No. 333-116212; Investment Company Act File No. 811-21589

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Credit Suisse Commodity Strategy Funds (the “Trust”), the undersigned hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for Credit Suisse Commodity Return Strategy Fund, a series of the Trust, would not have differed from that contained in Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)	the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2025 and became effective on February 28, 2025.

If you have any questions regarding this certification, please contact me at (212) 325-7349.

Sincerely,

/s/ Karen Regan
Karen Regan

cc:         Lou Anne McInnis, Esq.